                                       THE NEW SOUTH AFRICA
                                                                      FUND INC.

                               SEMI-ANNUAL REPORT
                                AUGUST 31, 1995
                                  (UNAUDITED)

THE NEW SOUTH AFRICA FUND INC.
OBJECTIVE
The New South Africa Fund Inc. (the "Fund") seeks to achieve long-term capital appreciation through investments principally in securities of issuers in the Republic of South Africa ("South Africa"), as well as, to a lesser extent, in other countries in the Southern African region. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of South African issuers, including at least 65% of its assets in equity securities of South
African issuers. The Fund may also invest up to 35% of its assets in fixed income securities.

MANAGEMENT
-------------------------------------------------------------------

Fleming International Asset Management Limited is the investment management company appointed to advise on and manage the Fund's portfolio. The Investment Adviser is an affiliate of Robert Fleming Holdings Limited, which manages over $78 billion in assets worldwide. Carmen Maynard, a vice president of the Fund, has principal responsibility for recommending the purchase and sale of the investment securities by the Fund. Ms. Maynard has been an investment manager in South Africa for the past 16 years and has been involved in the day-to-day management of the Fund's portfolio since its inception.

MARKET INFORMATION
-------------------------------------------------------------------

The Fund is listed on the New York Stock Exchange (symbol "NSA"). THE SHARE PRICE IS PUBLISHED IN: THE NEW YORK TIMES (daily) under the designation "NwSAfr" and THE WALL STREET JOURNAL (daily), and BARRON'S (each Monday) under the designation "NewSoAfrFd".

THE NET ASSET VALUE PER SHARE IS PUBLISHED UNDER "CLOSED END FUNDS" EACH  MONDAY
IN: THE NEW YORK TIMES, THE WALL STREET JOURNAL and BARRON'S.

THE NEW SOUTH AFRICA FUND INC.
DIRECTORS AND ADMINISTRATION

OFFICERS AND DIRECTORS      Iain O.S. Saunders - President,
                             Treasurer and Chairman of the
                             Board of Directors
                            Anton Dirk Botha - Director
                            Arthur Levy - Director
                            Dr. Nthato H. Motlana - Director
                            Arnold Witkin - Director
                            John P. Balfe - Vice President
                            Carmen Maynard - Vice President
                            Ann Cranmer - Vice President
                            Patricia Smith - Secretary
INVESTMENT ADVISER          Fleming International Asset
                             Management Limited
                            25 Copthall Avenue
                            London EC2R 7DR England
ADMINISTRATOR               Bear Stearns Funds Management Inc.
                            245 Park Avenue
                            New York, NY 10167
                            U.S.A.
CUSTODIAN                   Custodial Trust Company
                            101 Carnegie Center
                            Princeton, NJ 08540
                            U.S.A.
INDEPENDENT ACCOUNTANTS     Price Waterhouse LLP
                            1177 Avenue of the Americas
                            New York, NY 10036
                            U.S.A.
LEGAL COUNSEL               Baker & McKenzie
                            805 Third Avenue
                            New York, NY 10022
                            U.S.A.
REGISTRAR, TRANSFER AGENT   PNC Bank, N.A.
&                           Bellevue Corporate Center
DIVIDEND PAYING AGENT       400 Bellevue Parkway
                            Mail Stop 400 0202
                            Wilmington, DE 19809
                            U.S.A.

THE NEW SOUTH AFRICA FUND INC.
HIGHLIGHTS OF THE PERIOD
AT AUGUST 31, 1995 (UNAUDITED)

                                                     US $
                                                ---------------
Net Assets                                         86,731,394
Net Asset Value ("NAV") per Share                       18.23
Market Price on New York Stock Exchange                 14.13
Discount to NAV                                         22.52%

PERFORMANCE FROM MARCH 11, 1994* TO AUGUST 31, 1995

Total Return based on Market Price                       7.19%+
Total Return based on NAV                               40.25%+
Johannesburg Stock Exchange ("JSE") All Share
 Index                                                  34.47%++

------------------------
 * Commencement of operations.
 + Assumes reinvestment of dividends in accordance with the Fund's dividend reinvestment and cash purchase plan.
++ The JSE All Share Index excludes reinvestment of dividends on the underlying securities.

                   NAV & MARKET PRICE VS. JSE ALL SHARE INDEX
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     THE NEW SOUTH AFRICA FUND INC.
NET ASSET VALUE & MARKET VALUE
MARCH 11, 1994 - FEBRUARY 28, 1995
                                                            Initial Offering Price to
                                                                               Public                                  $15.00
                                                                  Underwriting Spread                                    1.05
                                                                                 DATE        NAV      MKT VALUE      DISCOUNT
                                                                             03/11/94     $13.76         13.950         1.38%
                                                                             03/18/94      13.74         12.875        -6.30%
                                                                             03/25/94      13.75         13.125        -4.55%
                                                                             03/31/94      13.60         11.875       -12.68%
                                                                             04/08/94      13.30         11.875       -10.71%
                                                                             04/15/94      12.72         11.250       -11.56%
                                                                             04/22/94      13.69         12.500        -8.69%
                                                                             04/29/94      14.91         13.625        -8.62%
                                                                             05/06/94      14.53         12.375       -14.83%
                                                                             05/13/94      14.41         12.750       -11.52%
                                                                             05/20/94      14.12         12.000       -15.01%
                                                                             05/27/94      14.31         12.250       -14.40%
                                                                             05/31/94      14.44         12.500       -13.43%
                                                                             06/03/94      14.56         12.500       -14.15%
                                                                             06/10/94      14.70         12.875       -12.41%
                                                                             06/17/94      15.08         13.625        -9.65%
                                                                             06/24/94      15.10         13.000       -13.91%
                                                                             06/30/94      14.36         12.625       -12.08%
                                                                             07/01/94      14.34         12.750       -11.09%
                                                                             07/08/94      14.35         12.375       -13.76%
                                                                             07/15/94      15.41         12.750       -17.26%
                                                                             07/22/94      15.07         13.125       -12.91%
                                                                             07/29/94      15.01         12.875       -14.22%
                                                                             08/05/94      15.49         12.500       -19.30%
                                                                             08/12/94      15.66         12.875       -17.78%
                                                                             08/19/94      15.88         13.000       -18.14%
                                                                             08/26/94      15.66         13.250       -15.39%
                                                                             08/31/94      15.80         12.875       -18.51%
                                                                             09/02/94      15.84         12.750       -19.51%
                                                                             09/09/94      16.06         12.875       -19.83%
                                                                             09/16/94      16.17         13.000       -19.60%
                                                                             09/23/94      16.24         13.125       -19.18%
                                                                             09/30/94      16.28         13.125       -19.38%
                                                                             10/07/94      16.44         13.125       -20.16%
                                                                             10/14/94      16.82         13.750       -18.25%
                                                                             10/21/94      17.71         14.375       -18.83%
                                                                             10/28/94      17.50         14.375       -17.86%
                                                                             10/31/94      17.50         14.125       -19.29%
                                                                             11/04/94      17.60         14.250       -19.03%
                                                                             11/11/94      17.60         14.375       -18.32%
                                                                             11/18/94      17.77         14.125       -20.51%
                                                                             11/25/94      17.39         13.625       -21.65%
                                                                             11/30/94      17.51         14.000       -20.05%
                                                                             12/02/94      17.42         14.000       -19.63%
div                                             0.77                         12/09/94      17.16         14.000       -18.41%
reinv px.                                      13.13                         12/16/94      17.60         14.500       -17.61%
Factor                                      1.058644                         12/23/94      18.04         14.821       -17.84%
                                                                             12/30/94      18.08         14.953       -17.30%
                                                                              1/06/95      17.91         14.953       -16.52%
                                                                              1/13/95      17.10         14.556       -14.86%
                                                                              1/20/95      16.68         13.365       -19.89%
                                                                              1/27/95      16.36         13.101       -19.90%
                                                                              1/31/95      15.94         12.968       -18.66%
                                                                              2/03/95      16.87         13.895       -17.66%
                                                                              2/10/95      16.95         13.895       -18.02%
                                                                              2/17/95      16.93         13.498       -20.26%
                                                                              2/24/95      17.01         14.159       -16.77%
                                                                              2/28/95      16.82         14.159       -15.83%
                                                                              3/03/95      17.26         14.292       -17.18%
                                                                              3/10/95      18.25         14.953       -18.07%
                                                                              3/17/95      18.74         14.953       -20.20%
                                                                              3/24/95      18.42         15.218       -17.39%
                                                                              3/31/95      18.75         15.086       -19.54%
                                                                               4/7/95      19.13         14.953       -21.83%
                                                                              4/13/95      18.80         15.086       -19.76%
                                                                              4/21/95      18.96         15.615       -17.64%
                                                                              4/28/95      19.09         15.350       -19.58%
                                                                              4/30/95      19.09         15.350       -19.58%
                                                                               5/5/95      19.35         15.747       -18.63%
                                                                              5/12/95      19.21         15.483       -19.42%
                                                                              5/19/95      18.84         15.086       -19.94%
                                                                              5/26/95      18.98         15.086       -20.52%
                                                                              5/31/95      20.07         15.350       -23.52%
                                                                              6/02/95      19.08         14.953       -21.61%
                                                                              6/09/95      18.84         14.953       -20.65%
                                                                              6/16/95      18.84         14.953       -20.65%
                                                                              6/23/95      19.21         14.953       -22.18%
                                                                              6/30/95      19.00         15.218       -19.92%
                                                                             07/07/95      19.03         15.086       -20.75%
                                                                             07/14/95      19.03         15.086       -20.75%
                                                                             07/21/95      18.94         15.086       -20.35%
                                                                             07/28/95      18.95         15.086       -20.39%
                                                                             07/31/95      19.02         14.953       -21.40%
                                                                             08/04/95      19.33         15.218       -21.28%
                                                                             08/11/95      19.34         15.086       -22.00%
                                                                             08/18/95      19.33         14.953       -22.65%
                                                                             08/25/95      19.24         14.953       -22.26%
                                                                             08/31/95      19.30         14.953       -22.52%

     THE NEW SOUTH AFRICA FUND INC.
NET ASSET VALUE & MARKET VALUE
MARCH 11, 1994 - FEBRUARY 28, 1995

                                                                        % CHANGE      % CHANGE      % CHANGE
                                             JSE INDEX        DATE           NAV           MKT         INDEX
                                                1127.3    03/11/94       100.00%       100.00%       100.00%
                                                1144.7    03/18/94        99.85%        92.29%       101.54%
                                                1098.8    03/25/94        99.93%        94.09%        97.47%
                                                1003.3    03/31/94        98.84%        85.13%        89.00%
                                                 984.7    04/08/94        96.66%        85.13%        87.35%
                                                 921.1    04/15/94        92.44%        80.65%        81.71%
                                                1041.3    04/22/94        99.49%        89.61%        92.37%
                                                1158.6    04/29/94       108.36%        97.67%       102.78%
                                                1134.5    05/06/94       105.60%        88.71%       100.64%
                                                1131.7    05/13/94       104.72%        91.40%       100.39%
                                                1110.3    05/20/94       102.62%        86.02%        98.49%
                                                1131.9    05/27/94       104.00%        87.81%       100.41%
                                                1134.8    05/31/94       104.94%        89.61%       100.67%
                                                1151.8    06/03/94       105.81%        89.61%       102.17%
                                                1179.3    06/10/94       106.83%        92.29%       104.61%
                                                1216.6    06/17/94       109.59%        97.67%       107.92%
                                                1182.2    06/24/94       109.74%        93.19%       104.87%
                                                1136.5    06/30/94       104.36%        90.50%       100.82%
                                                1135.9    07/01/94       104.22%        91.40%       100.76%
                                                1136.7    07/08/94       104.29%        88.71%       100.83%
                                                1250.4    07/15/94       111.99%        91.40%       110.92%
                                                1211.1    07/22/94       109.52%        94.09%       107.43%
                                                1216.9    07/29/94       109.08%        92.29%       107.95%
                                                1255.0    08/05/94       112.57%        89.61%       111.33%
                                                1280.4    08/12/94       113.81%        92.29%       113.58%
                                                1297.3    08/19/94       115.41%        93.19%       115.08%
                                                1284.9    08/26/94       113.81%        94.98%       113.98%
                                                1297.9    08/31/94       114.83%        92.29%       115.13%
                                                  1308    09/02/94       115.12%        91.40%       116.03%
                                                  1321    09/09/94       116.72%        92.29%       117.18%
                                                  1322    09/16/94       117.51%        93.19%       117.27%
                                                  1339    09/23/94       118.02%        94.09%       118.78%
                                                  1329    09/30/94       118.31%        94.09%       117.89%
                                                1342.4    10/07/94       119.48%        94.09%       119.08%
                                                1374.1    10/14/94       122.24%        98.57%       121.89%
                                                1447.2    10/21/94       128.71%       103.05%       128.38%
                                                1436.9    10/28/94       127.18%       103.05%       127.46%
                                                1420.1    10/31/94       127.18%       101.25%       125.97%
                                                1430.9    11/04/94       127.91%       102.15%       126.93%
                                                1430.6    11/11/94       127.91%       103.05%       126.90%
                                                1433.7    11/18/94       129.14%       101.25%       127.18%
                                                1392.1    11/25/94       126.38%        97.67%       123.49%
                                                1398.7    11/30/94       127.25%       100.36%       124.08%
                                                1379.1    12/02/94       126.60%       100.36%       122.34%
div                                               1372    12/09/94       124.71%       100.36%       121.71%
reinv px.                                         1377    12/16/94       127.91%       103.94%       122.15%
Factor                                            1417    12/23/94       131.10%       106.24%       125.70%
                                                1440.9    12/30/94       131.41%       107.19%       127.82%
                                                1418.9     1/06/95       130.18%       107.19%       125.87%
                                                1347.8     1/13/95       124.25%       104.35%       119.56%
                                                1309.8     1/20/95       121.25%        95.81%       116.19%
                                                1274.7     1/27/95       118.87%        93.91%       113.08%
                                                1232.7     1/31/95       115.87%        92.96%       109.35%
                                                  1314     2/03/95       122.64%        99.60%       116.56%
                                                  1310     2/10/95       123.18%        99.60%       116.21%
                                                  1317     2/17/95       123.02%        96.76%       116.83%
                                                  1334     2/24/95       123.64%       101.50%       118.34%
                                                  1317     2/28/95       122.25%       101.50%       116.83%
                                              1,349.99     3/03/95       125.41%       102.45%       119.75%
                                              1,393.07     3/10/95       132.64%       107.19%       123.58%
                                              1,472.65     3/17/95       136.18%       107.19%       130.64%
                                              1,450.21     3/24/95       133.87%       109.09%       128.64%
                                              1,471.20     3/31/95       136.25%       108.14%       130.51%
                                              1,516.66      4/7/95       139.02%       107.19%       134.54%
                                              1,484.88     4/13/95       136.64%       108.14%       131.72%
                                              1,499.06     4/21/95       137.79%       111.94%       132.98%
                                              1,515.03     4/28/95       138.72%       110.04%       134.39%
                                              1,515.03     4/30/95       138.72%       110.04%       134.39%
                                              1,544.52      5/5/95       140.64%       112.88%       137.01%
                                              1,522.30     5/12/95       139.64%       110.99%       135.04%
                                              1,486.39     5/19/95       136.95%       108.14%       131.85%
                                              1,501.35     5/26/95       137.95%       108.14%       133.18%
                                              1,486.51     5/31/95       145.87%       110.04%       131.86%
                                              1,505.04     6/02/95       138.64%       107.19%       133.51%
                                              1,481.57     6/09/95       136.95%       107.19%       131.43%
                                              1,479.77     6/16/95       136.95%       107.19%       131.27%
                                              1,507.01     6/23/95       139.64%       107.19%       133.68%
                                              1,490.76     6/30/95       138.10%       109.09%       132.24%
                                              1,493.14    07/07/95       138.33%       108.14%       132.45%
                                              1,494.00    07/14/95       138.33%       108.14%       132.53%
                                              1,493.27    07/21/95       137.64%       108.14%       132.46%
                                              1,492.61    07/28/95       137.72%       108.14%       132.41%
                                              1,502.43    07/31/95       138.25%       107.19%       133.28%
                                              1,528.98    08/04/95       140.49%       109.09%       135.63%
                                              1,531.42    08/11/95       140.56%       108.14%       135.85%
                                              1,527.32    08/18/95       140.49%       107.19%       135.48%
                                              1,520.61    08/25/95       139.79%       107.19%       134.89%
                                              1,516.04    08/31/95       140.25%       107.19%       134.48%

THE NEW SOUTH AFRICA FUND INC.
MAJOR EQUITY HOLDINGS
AT AUGUST 31, 1995

                                                                 Percentage of Net
                                                                      Assets
                                                                 -----------------
ANGLO    AMERICAN    CORPORATION   OF    SOUTH    AFRICA   LTD.            4.9
    The largest mining  house in the  Republic of South  Africa
    ("SA")  and the  world's largest  gold producer,  with 1994 output of 260 tons. Besides gold, the greater group,  which includes  De Beers Consolidated Mines Ltd. ("De Beers") and
    Amplats TS, is the world's largest producer of platinum and diamonds. Other  operations  include  coal,  manganese  and ferroalloys, steel/ vanadium, financials and industrials.
DE BEERS                                                                   4.4
    Comprises two companies: De Beers, which owns diamond mines in  SA and an investment portfolio including a 38% stake in
    Anglo, and Centenary,  which houses  the companies  through which the group regulates the flow of rough diamonds to the world market.
GENCOR LTD.                                                                4.3
    A   mining  house   concentrated  in   resource  businesses
    including aluminum,  coal,  platinum, gold,  manganese  and
    other   metals.  Following  unbundling  of  its  non-mining
    interests to its  shareholders in  1993, the  group has  no industrial interests.
ISCOR LTD.                                                                 3.7
    An integrated steel producer with a largely self-sufficient
    South  African raw materials base.  The group supplies over
    75% of domestic  requirements. Roughly half  its output  is exported.
THE TONGAAT-HULETT GROUP LTD.                                              3.2
    One of SA's two largest sugar producers, with approximately
    40%  of  industry output.  Its  subsidiary Toncoro  has the dominant share  of  the  country's  brick  business.  Other operations include food, aluminum products and textiles.

THE NEW SOUTH AFRICA FUND INC.
MAJOR EQUITY HOLDINGS (CONTINUED)

                                                                 Percentage of Net
                                                                      Assets
                                                                 -----------------
C.G. SMITH LTD.                                                            2.8
    A  diversified  consumer products  group with  interests in
    food  processing,  packaging  and  textiles.  Its   biggest
    investments  are Nampak (SA's  largest packaging group) and
    Tiger, one of the country's largest food and pharmaceutical groups.
REUNERT LTD.                                                               2.8
    The holding company  for a number  of high-tech  businesses active  in  telecommunications,  power  generation, cables,
    consumer  electronics,   office  equipment   and   military
    systems.
REMBRANDT GROUP LTD.                                                       2.6
    Has  a dominant share of  the domestic cigarette market and has used its strong cashflow from this source to  diversify into mining, food and financial services. Tobacco accounted for less than 50% of 1994 earnings.
SASOL LTD.                                                                 2.6
    Converts  coal into fuel and chemicals and also owns 64% of a crude oil refinery. Its  plants produce 46% of SA's  fuel requirements and most of its petrochemical feedstocks.
SENTRACHEM LTD.                                                            2.6
    Manufactures  chemicals and plastics for  the SA and export markets.

THE NEW SOUTH AFRICA FUND INC.
INVESTMENT MANAGEMENT REPORT
                                                                OCTOBER 12, 1995

DEAR SHAREHOLDERS,

The New South Africa Fund Inc. ("NSA" or the "Fund") is now in its second year of existence, having been listed on the New York Stock Exchange in March 1994. The net asset value of the Fund (assuming reinvestment of all distributions) has risen by 40.25% since inception. However, because of the emergence of a discount the share price has not performed as well. Over the six months under review, the net asset value has appreciated by 14.7% but the share price has only advanced 5.6%. This issue is addressed later in this review.

MARKET ENVIRONMENT

The following table summarizes market moves between the Fund's last fiscal year ended February 28, 1995 and August 31, 1995.

                          August 31,       February 28,
                             1995              1995          % Change
                        ---------------  -----------------  -----------
Net Asset Value
 ("NAV")(US$)                  18.23             15.89           14.73
Market price (US$)             14.13             13.38            5.61
Discount to NAV (%)            22.52             15.83           42.26
SOUTH AFRICA
Financial rand vs. US$        --                  3.91          --
Commercial rand vs.
 US$                            3.66              3.60            1.67
Johannesburg Stock
 Exchange ("JSE") All
 Share Index (US$)             1,516             1,316           15.20
Three month bankers'
 acceptance rate (%)            14.0              13.3            5.26
Yield on benchmark
 long bond (%)                  15.8              16.6           (4.82)
ZIMBABWE
Zimbabwe Industrial
 Index (US$)                     426               362           17.68
BOTSWANA
Botswana Share Index
 (US$)                           109               117           (6.84)

THE NEW SOUTH AFRICA FUND INC.
INVESTMENT MANAGEMENT REPORT (CONTINUED)

The Johannesburg Stock Exchange was in a gradually recovering phase over the review period, after having fallen sharply in January and February of 1995. An ongoing feature of the market was the gradual accumulation of South African equities by foreign investors. During the first eight months of 1995, foreigners bought nearly R4 billion of SA shares directly on the JSE and also participated in various offshore placings by South African corporates. Against this, South African institutional investors have been downweighting equities gradually, in anticipation of some relaxation of exchange controls.

South African corporate profit growth remains healthy and this has resulted in the earnings multiple on the All Share Index declining from 20 times during the second half of 1994 to just below 16 times at present. With earnings growth of approximately 25% in prospect for the next twelve months, the forward multiple declines to below 13 times. Although driven by different factors, earnings growth for mining and non-mining shares should be similar over the 12 month period.

ECONOMY

The cyclical upswing in the South African economy, which began in May 1993, remains intact. However, there was some slowdown early in 1995 as a result of lower gold production and the impact of adverse weather conditions on agriculture. Real GDP grew by 3% per annum on average over the two years to June 1995, a considerable improvement on the negative growth of the 1989-1993 recession. In recent quarters spending has been growing at a healthy 6% per annum, nearly double the rate of GDP growth. This has, of course, impacted adversely on the current account of the balance of payments, although the deficit is still running below 2% of GDP. Fortunately, the country's low level of foreign debt enables foreign borrowing to be used to finance import growth which, encouragingly has been concentrated in capital goods rather than consumption.

A number of favorable factors pertain to the economy at present:

    - Export markets remain relatively buoyant;

    - Relative political stability is leading to growing consumer and business confidence;

    - Strong capital spending growth is expanding the export capacity of the economy;

THE NEW SOUTH AFRICA FUND INC.
INVESTMENT MANAGEMENT REPORT (CONTINUED)

    - Despite ongoing trade union turbulence, labor productivity continues to improve;

    - The substantial capital outflows which prevailed in the apartheid years have been transformed into capital inflows. Approximately R18.6 billion (4% of GDP) flowed into the economy in the year to June 1995.

Of some concern, however, is the lack of progress in certain key areas which need to be resolved if economic growth is to prove sustainable:

    - Reconstruction and development program spending has been slow to materialize and evidence is growing that government should move from its present consensus building approach towards taking a leadership role in implementing growth oriented economic policies.

    - A more pro-active approach to privatization is needed, rather than the gradualist policy currently in play.

    - Crime levels remain unacceptably high and undermine the underlying positives for the economy.

THE PORTFOLIO

At the end of the period under review the Fund held 78% of assets in equities, almost entirely in South African issuers. Investment in neighboring territories Zimbabwe and Botswana accounted for less than 2% of assets. Shares quoted under mining categories accounted for 25% of assets, although this tends to overstate the case because mining houses have substantial financial and industrial interests. Mining accounted for 34% of the JSE's All Share Index market capitalization at the end of August. Financials made up 4% of assets, concentrated in selected banks, industrials 49% and deposits, the balance. With better value now available in the share market, the Fund is implementing a buying program for selected shares and the cash component of the portfolio is likely to decline in consequence. The best value is still concentrated in selected parts of the industrial market, and buying is likely to be concentrated here.

Of the 22% of the Fund's net assets held on deposit, 9% was invested in U.S. dollar deposits and 13% in South African rand.

THE NEW SOUTH AFRICA FUND INC.
INVESTMENT MANAGEMENT REPORT (CONTINUED)

DISCOUNT TO NET ASSET VALUE

Over the six months under review the discount of the share price to the net asset value has widened from 15.9% to 22.5%. The fact that the net asset value appreciation has not translated into share price performance is a matter of concern for the Board, which regularly considers means to reduce the discount at each of its quarterly meetings.

It is relevant to note that this is a problem common to all three of the Southern African regional funds listed on the New York Stock Exchange. This led the Board to conclude that the problem is more that Southern Africa is currently out of favour with investors rather than anything specific to do with the Fund itself. Furthermore, it indicated to the Board that such measures as tender offers or open market share repurchases do not have a lasting effect on the level of the discount as the other two funds have made use of these to some extent. The Board also noted that, as the smallest of the three funds, any reduction in the number of outstanding shares (which necessarily would result from any share repurchases) would have a disproportionately large impact on the Fund's expense ratio as well as adversely affecting the liquidity of the shares.

The Board also considered more radical approaches such as recommending to shareholders that the Fund convert to open-end status (which would result in the delisting of the Fund from the New York Stock Exchange but which would enable shareholders to cause the Fund to redeem their shares at net asset value) or liquidating the Fund. The Board believes that both these alternatives would be quite inappropriate at this stage in the life of the Fund and not in shareholders' long-term interests. The Fund was launched less than two years ago. Since that time the South African economy has performed well and this has been reflected in the securities markets. The Board believes that significant potential for further growth remains as economic and regulatory reforms continue and the positive impact of the opening up of the South African economy to international capital is increasingly felt. Also, the existing closed-end structure allows the Fund to take significant positions in relatively illiquid shares which would not be possible in an open-end structure. This is an important element of the Fund's investment strategy.

In conclusion, therefore, while the Board finds the Fund's market discount situation to be frustrating, it believes that shareholders' interests are best served at this time by not making open market share repurchases, or

THE NEW SOUTH AFRICA FUND INC.
INVESTMENT MANAGEMENT REPORT (CONTINUED) conducting a tender offer, or converting the Fund to an open-end structure or by liquidation. The Board continues to believe that the present closed-end structure is best suited for attaining the Fund's objective of long-term capital appreciation and also believes that at such time as South Africa and the South African securities market return to favor with investors, that the market discount may narrow substantially and that under such circumstances, even a market price premium per share to net asset value is possible.

Consistent with the Board's policy as stated in the Fund's initial public offering prospectus, however, the Board will reconsider these matters at each of its quarterly meetings notwithstanding its present condition.

DIVIDEND

A dividend of 12 cents per share was declared on September 6, payable October 13, and a further dividend is likely to be paid to satisfy U.S. Federal tax requirements.

We appreciate your interest and continued support of the Fund.

Respectfully submitted,

          [SIGNATURE]

Iain O.S. Saunders
President, Treasurer and
Chairman of the Board of Directors

THE NEW SOUTH AFRICA FUND INC.
INVESTMENT PORTFOLIO (UNAUDITED)
AT AUGUST 31, 1995

                                                      MARKET
                                                       VALUE
DESCRIPTION                               SHARES       US $
--------------------------------------  ----------  -----------
COMMON STOCKS--78.21%
BOTSWANA--0.03%
BEVERAGES & HOTELS--0.01%
  Sechaba Investment Trust Co. Ltd.         10,800        7,133
                                                    -----------
COMMERCIAL BANKS--0.02%
  Barclays Bank of Botswana Ltd.             5,000        6,783
  Standard Chartered Bank Botswana
   Ltd.                                     10,000       14,458
                                                    -----------
                                                         21,241
                                                    -----------
TOTAL BOTSWANA (cost $33,443)                            28,374
                                                    -----------
SOUTH AFRICA--76.94%
BASE METALS--6.89%
  Anglovaal Ltd. "N" ordinary               60,000    2,215,839
  Gencor Ltd.                            1,000,000    3,761,455
                                                    -----------
                                                      5,977,294
                                                    -----------
BEVERAGES & HOTELS--4.37%
  Interleisure Ltd.                        556,200      547,755
  Sun International (Bophuthatswana)
   Ltd.                                    170,000    1,069,621
  The South African Breweries Ltd.          71,609    2,174,422
                                                    -----------
                                                      3,791,798
                                                    -----------
BUILDING AND CONSTRUCTION--7.07%
  Barlows Ltd.                             150,000    1,631,104
  LTA Ltd.                                 250,000    1,248,119
  Murray & Roberts Holdings Ltd.           322,500    2,051,190
  Pretoria Portland Cement Co. Ltd.         50,000    1,203,666
                                                    -----------
                                                      6,134,079
                                                    -----------

THE NEW SOUTH AFRICA FUND INC.
INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)

                                                      MARKET
                                                       VALUE
DESCRIPTION                               SHARES       US $
--------------------------------------  ----------  -----------
SOUTH AFRICA (CONTINUED)
CHEMICALS & OIL--5.21%
  Polifin Ltd. (a)                          38,992       79,466
  Sasol Ltd.                               259,950    2,222,251
  Sentrachem Ltd.                          600,000    2,215,840
                                                    -----------
                                                      4,517,557
                                                    -----------
COAL MINING--1.23%
  Rand Mines Ltd.                          100,000    1,066,886
                                                    -----------
COMMERCIAL BANKS--3.97%
  NBS Holdings Ltd.                        149,300    1,756,230
  Standard Bank Investment Corp. Ltd.       50,000    1,682,396
                                                    -----------
                                                      3,438,626
                                                    -----------
DIAMOND MINING--5.64%
  De Beers Consolidated Mines Ltd.         150,000    3,846,943
  Industrial & Commercial Holdings
    Group Ltd.                             170,000    1,046,369
                                                    -----------
                                                      4,893,312
                                                    -----------
ELECTRONICS--2.76%
  Reunert Ltd.                             480,000    2,396,389
                                                    -----------
FOOD--4.56%
  Tiger Oats Ltd.                           80,000    1,173,574
  The Tongaat-Hulett Group Ltd.            220,882    2,779,530
                                                    -----------
                                                      3,953,104
                                                    -----------
FURNITURE & HOUSEHOLD--1.53%
  JD Group Ltd.                            350,000    1,328,478
                                                    -----------

THE NEW SOUTH AFRICA FUND INC.
INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)

                                                      MARKET
                                                       VALUE
DESCRIPTION                               SHARES       US $
--------------------------------------  ----------  -----------
SOUTH AFRICA (CONTINUED)
GOLD MINING--8.17%
  Anglo Amercian Corporation of South
   Africa Ltd.                              80,000    4,278,485
  Free State Consolidated Gold Mines
   Ltd.                                     60,800      712,701
  Johannesburg Consolidated Inv. Co.
   Ltd.                                     21,900      173,738
  Kloof Gold Mining Co. Ltd.               100,000    1,135,276
  Western Areas Gold Mining Ltd.            50,000      783,067
                                                    -----------
                                                      7,083,267
                                                    -----------
INSURANCE--1.51%
  Liberty Life Association of Africa
   Ltd.                                     50,000    1,306,251
                                                    -----------
PAPER & PACKAGING--5.85%
  C.G. Smith Ltd.                          400,000    2,407,332
  Nampak Ltd.                              170,000      753,385
  Sappi Ltd.                               100,000    1,914,923
                                                    -----------
                                                      5,075,640
                                                    -----------
PLATINUM--2.84%
  Potgietersrust Platinums Ltd.            186,400    1,198,304
  Rustenburg Platinum Holdings Ltd.         55,600    1,262,426
                                                    -----------
                                                      2,460,730
                                                    -----------

STEEL & ALLOYS--4.35%
  Highveld Steel & Vanadium Corp. Ltd.      79,999      590,883
  Iscor Ltd.                             2,769,844    3,182,422
                                                    -----------
                                                      3,773,305
                                                    -----------

THE NEW SOUTH AFRICA FUND INC.
INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)

                                                      MARKET
                                                       VALUE
DESCRIPTION                               SHARES       US $
--------------------------------------  ----------  -----------
SOUTH AFRICA (CONTINUED)
STORES--6.40%
  CNA Gallo Ltd.                           600,000      738,613
  Pepkor Ltd.                              214,000    1,302,558
  Pick 'n Pay Stores Ltd.                  501,000    1,507,591
  Specialty Stores Ltd.                    504,300      620,804
  Specialty Stores Ltd. "N" (a)          1,174,300    1,381,340
                                                    -----------
                                                      5,550,906
                                                    -----------
TOBACCO--2.60%
  Rembrandt Group Ltd.                     282,000    2,256,463
                                                    -----------
TRANSPORTATION--1.99%
  Safmarine & Rennies Holdings Ltd.        600,000    1,723,430
                                                    -----------
TOTAL SOUTH AFRICA
 (cost $48,231,577)                                  66,727,515
                                                    -----------
ZIMBABWE--1.24%
BEVERAGES & HOTELS--0.45%
  Delta Corp. Ltd.                         250,000      390,061
                                                    -----------
BUILDING & CONSTRUCTION--0.26%
  Portland Holdings Ltd.                   225,000      227,535
                                                    -----------
COMMERCIAL BANKS--0.34%
  Barclays Bank of Zimbabwe Ltd.           350,000      293,268
                                                    -----------
TOBACCO--0.19%
  British American Tobacco Zimbabwe
   Ltd.                                     35,000       52,586
  T.S.L. Ltd.                              430,000      113,060
                                                    -----------
                                                        165,646
                                                    -----------

TOTAL ZIMBABWE (cost $1,217,283)                      1,076,510
                                                    -----------
TOTAL COMMON STOCK
 (cost $49,482,303)                                  67,832,399
                                                    -----------

THE NEW SOUTH AFRICA FUND INC.
INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)

                                                      MARKET
                                           PAR         VALUE
DESCRIPTION                               (000)        US $
--------------------------------------  ----------  -----------
SHORT-TERM INVESTMENT--8.64%
REPURCHASE AGREEMENT--8.64%
Repurchase Agreement dated 08/31/95
 with Bear, Stearns Securities Corp.,
 5.75%, due 09/01/95, collateralized
 by $46,070,000 U.S. Treasury Bonds
 (Interest-Only), 8.00%, 11/15/21;
 value: $7,644,856; proceeds:
 $7,495,991 (cost $7,494,794)           US$  7,495    7,494,794
                                                    -----------
TOTAL INVESTMENTS--86.85%
 (cost $56,977,097)(b)                               75,327,193
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES--13.15%                                 11,404,201
                                                    -----------
NET ASSETS--100%                                     86,731,394
                                                    -----------
                                                    -----------

------------------------
(a) Non-income producing security.

(b) Aggregate   cost  for  US  federal   income  tax  purposes  is  $57,145,356.
    The aggregate unrealized appreciation (depreciation) for all securities is as follows:

                                   US $
                                -----------
Excess of market value over
 tax cost                        18,896,338
Excess of tax cost over market
 value                             (714,501)
                                -----------
Net unrealized appreciation      18,181,837
                                -----------
                                -----------

                See accompanying notes to financial statements.

THE NEW SOUTH AFRICA FUND INC.
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
AT AUGUST 31, 1995

                                                       US $
                                                    -----------
ASSETS
Investments, at value (cost $56,977,097) (Note 2)    75,327,193
Cash (representing foreign currency holdings with
  a cost of $11,497,879 in an interest-bearing
  account)                                           11,445,446
Interest and dividends receivable                       160,466
Deferred organizational costs (Note 1)                   77,280
Prepaid insurance                                        19,395
                                                    -----------
TOTAL ASSETS                                         87,029,780
                                                    -----------

LIABILITIES
Due to Investment Adviser (Note 6)                       91,704
Due to Administrator (Note 6)                            21,850
Accrued expenses payable                                184,832
                                                    -----------
TOTAL LIABILITIES                                       298,386
                                                    -----------
NET ASSETS                                           86,731,394
                                                    -----------
                                                    -----------

NET ASSETS CONSIST OF:
Common stock, $0.001 par value (200,000,000 shares
  authorized; 4,757,169 shares issued and
  outstanding) (Note 1)                                   4,757
Additional paid-in capital                           65,435,661
Undistributed net investment income (Note 2)          1,176,311
Accumulated net realized gain on investments and
  foreign currency transactions                       1,817,108
Net unrealized appreciation on investments,
  foreign currency holdings and other assets and
  liabilities denominated in foreign currencies      18,297,557
                                                    -----------
NET ASSETS                                           86,731,394
                                                    -----------
                                                    -----------
NET ASSET VALUE PER SHARE
  ($86,731,394  DIVIDED BY 4,757,169)                     18.23
                                                    -----------
                                                    -----------

                See accompanying notes to financial statements.

THE NEW SOUTH AFRICA FUND INC.
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED AUGUST 31, 1995

                                                        US $
                                                     ----------
INVESTMENT INCOME
Interest (Note 2)                                       974,242
Dividends (net of foreign withholding taxes of
  $103,823) (Note 2)                                    670,694
                                                     ----------
TOTAL INVESTMENT INCOME                               1,644,936
                                                     ----------
EXPENSES
Investment advisory fees (Note 6)                       533,290
Administration fees (Note 6)                             63,995
Custodian fees                                           44,158
Accounting fees                                          37,205
Reports and notices to shareholders                      32,054
Audit fees                                               31,188
Legal fees                                               30,158
Directors' fees and expenses                             23,304
Transfer agent fees and expenses                         19,630
Insurance                                                16,883
Amortization of organizational costs (Note 1)            10,988
NYSE listing fees                                         8,390
Miscellaneous                                             5,134
                                                     ----------
TOTAL EXPENSES                                          856,377
                                                     ----------
NET INVESTMENT INCOME                                   788,559
                                                     ----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON
INVESTMENTS, FOREIGN CURRENCY HOLDINGS AND OTHER
ASSETS AND LIABILITIES DENOMINATED IN FOREIGN
CURRENCIES
NET REALIZED GAIN ON (Note 2):
  Investments                                         1,004,630
  Foreign currency transactions                       1,331,380
                                                     ----------
                                                      2,336,010
NET UNREALIZED APPRECIATION/(DEPRECIATION) ON (Note
  2):
  Investments                                         8,752,269
  Foreign currency holdings and other assets and
    liabilities denominated in foreign currencies      (750,198)
                                                     ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS,
  FOREIGN CURRENCY HOLDINGS AND OTHER ASSETS AND
  LIABILITIES DENOMINATED IN FOREIGN CURRENCIES      10,338,081
                                                     ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                          11,126,640
                                                     ----------
                                                     ----------

                See accompanying notes to financial statements.

THE NEW SOUTH AFRICA FUND INC.
STATEMENT OF CHANGES IN NET ASSETS

                                        For the Six         For the Period
                                       Months ended         March 11, 1994*
                                      August 31, 1995           through
                                        (unaudited)        February 28, 1995
INCREASE IN NET ASSETS                     US $                  US $
                                    -------------------  ---------------------
OPERATIONS
  Net investment income                     788,559             1,871,735
  Net realized gain on investments
    and foreign currency
    transactions                          2,336,010             1,660,135
  Net unrealized appreciation on
    investments, foreign currency
    holdings and other assets and
    liabilities denominated in
    foreign currencies                    8,002,071            10,295,486
                                    -------------------       -----------
  Net increase in net assets
    resulting from operations            11,126,640            13,827,356
                                    -------------------       -----------
  Dividends and distributions to
    shareholders from:
  Net investment income                     --                 (1,871,735)
  In excess of net investment
   income                                   --                 (1,505,855)
  Net realized gains on
   investments and foreign
   currency transactions                    --                   (285,430)
                                    -------------------       -----------
                                            --                 (3,663,020)
                                    -------------------       -----------
CAPITAL SHARE TRANSACTIONS
  Common stock issued (Note 1, 9)           --                 66,262,500
  Offering costs (Note 1, 9)                --                   (922,090)
                                    -------------------       -----------
                                            --                 65,340,410
                                    -------------------       -----------
NET INCREASE IN NET ASSETS               11,126,640            75,504,746
Net Assets:
Beginning of period                      75,604,754               100,008
                                    -------------------       -----------
End of period (including
  undistributed net investment
  income of $1,176,311 and
  $387,752, respectively)                86,731,394            75,604,754
                                    -------------------       -----------
                                    -------------------       -----------

------------------------
* Commencement of operations.

                See accompanying notes to financial statements.

THE NEW SOUTH AFRICA FUND INC.
FINANCIAL HIGHLIGHTS
CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR A SHARE OF COMMON STOCK OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED. THIS INFORMATION HAS BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS AND MARKET PRICE DATA FOR THE FUND'S SHARES.
-----------------------------------------------------------------

                                        For the Six Months       For the Period
                                               ended             March 11, 1994*
                                          August 31, 1995            through
                                            (unaudited)         February 28, 1995
                                               US $                   US $
                                       ---------------------  ---------------------
Net asset value, beginning of period            15.89                  13.95**
Offering costs charged to additional
 paid-in capital                                --                     (0.19)
                                                -----                  -----
                                                15.89                  13.76
                                                -----                  -----
Net investment income                            0.17                   0.39
Net realized and unrealized gains on
  investments, foreign currency
  holdings and other assets and
  liabilities denominated in foreign
  currencies                                     2.17                   2.51
                                                -----                  -----
Total from investment operations                 2.34                   2.90
                                                -----                  -----
Distributions to shareholders from:
  Net investment income                         --                     (0.39)
  In excess of net investment income            --                     (0.32)
  Net realized gains on investments
   and foreign currency transactions            --                     (0.06)
                                                -----                  -----
Total distributions to shareholders             --                     (0.77)
                                                -----                  -----
NET ASSET VALUE, END OF PERIOD                  18.23                  15.89
                                                -----                  -----
                                                -----                  -----
MARKET VALUE, END OF PERIOD                     14.13                  13.38
                                                -----                  -----
                                                -----                  -----
TOTAL INVESTMENT RETURN BASED ON: (a)(b)
  Market value                                   5.61%                  1.50%
  Net asset value                               14.73%                 22.25%
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD                  86,731,394             75,604,754
RATIO OF EXPENSES TO AVERAGE NET
 ASSETS+                                         2.01       %           2.10       %
RATIO OF NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS+                             1.85       %           2.61       %
PORTFOLIO TURNOVER RATE                          6.92       %          10.88       %
AVERAGE COMMISSION RATE                $         0.02               --

----------------------------------
*   Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $1.05 per share.
+   Annualized.
(a) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect sales charges or brokerage commissions.
    Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on the net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
(b) Total investment return for periods of less than one year are not annualized.

                See accompanying notes to financial statements.

THE NEW SOUTH AFRICA FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
AT AUGUST 31, 1995

1.  ORGANIZATION
    The New South Africa Fund Inc. (the "Fund") was incorporated in the State of Maryland on January 11, 1994 as a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Organizational costs of $109,346 have been deferred and are being amortized on a straight-line basis over a 60-month period from the date the Fund commenced operations. The Fund incurred $922,090 of offering costs which were charged to additional paid-in capital upon the receipt of proceeds from the initial public offering of the Fund's shares.

2.  SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies, which are generally accepted in the United States of America, followed by the Fund.

    I)  SECURITY VALUATION
        All securities for which the primary market is on an exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Portfolio securities that are actively traded on the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors. US government securities and other debt instruments having 60 days or less remaining until maturity are stated at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case the Board of Directors determines that this method does not represent fair value).

    II) REPURCHASE AGREEMENTS
        The Fund may invest temporarily, without limitation, in repurchase agreements, which are agreements pursuant to

THE NEW SOUTH AFRICA FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED) which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Investment Adviser monitors the continued creditworthiness of counterparties, subject to the supervision of the Fund's Board of Directors. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. In the event of default or bankruptcy of the counterparty, the Fund's realization of the value of the collateral may be delayed or limited.

    III) TAXES
        It is the intention of the Fund to qualify as a regulated investment company and to distribute, at least annually, substantially all of its net investment income and any net long-term capital gains in excess of net short-term capital losses. Accordingly, no provision for US federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a US federal excise tax.

        For US federal income tax purposes, realized capital losses incurred after October 31, 1994, within the fiscal year are deemed to arise on the first day of the following fiscal year. For the period March 11, 1994 (commencement of operations) through February 28, 1995, the Fund incurred and elected to defer such losses of $524,382.

        Through September 30, 1995, the Republic of South Africa ("South Africa") imposed a 15% withholding tax on dividends paid by South
        African companies to the Fund. Effective October 1, 1995, the South African government eliminated such tax. In addition, other income received by the Fund from sources within South Africa or Southern African regions may be subject to additional withholding and other taxes imposed by such countries.

THE NEW SOUTH AFRICA FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

    IV) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
        Investment transactions are accounted for on the trade date. Realized gains and losses on the sale of investment securities are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income and other distributions are recorded on the ex-dividend date or as the Fund becomes aware of such dividends. The collectibility of income receivable from foreign securities is evaluated periodically and resulting allowance for uncollectible amounts, if any, are reflected currently in the determination of net investment income. At August 31, 1995, no such allowance was established.

    V)  DISTRIBUTION OF INCOME AND GAINS
        The Fund intends to distribute to shareholders at least annually, substantially all of its net investment income and net realized capital gains. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

        The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with US federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on their US federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for US federal income tax purposes, they are reported as distributions of paid-in capital.

    VI) FOREIGN CURRENCY TRANSLATION
        The  books  and  records  of  the Fund  are  maintained  in  US dollars.

THE NEW SOUTH AFRICA FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
        Foreign currency amounts are translated into US dollars at the 12 p.m. mid-market price of such currencies against US dollars as quoted by major New York banks as follows:

        - investments, other assets and liabilities: at the prevailing rates of exchange on the valuation date (see Note 4);

        - investment transactions and investment income and expenses: at the prevailing rates of exchange on the dates of such transactions (see
          Note 4).

        Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of equity-related securities sold during the period. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to US federal income tax regulations. Such amount is categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

        Net currency gains from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation on investments, foreign currency holdings, and other assets and liabilities denominated in foreign currencies.

        Net realized foreign exchange gains of $1,331,380 represent foreign exchange gains and losses from sales and maturities of debt securities, holdings of foreign currencies, transactions in forward foreign currency contracts, exchange gains or losses realized between the trade dates and settlement dates on

THE NEW SOUTH AFRICA FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED) security transactions, and the difference between the amounts of interest and dividends recorded on the Fund's books and the US dollar equivalent of the amounts actually received.

3.  FORWARD CURRENCY CONTRACTS
    The Fund conducts any currency exchange transactions on a spot, i.e. cash, basis at the rate prevailing in the currency exchange market. A forward currency contract typically involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. When the Fund enters into a forward contract or other currency obligation, the Fund's custodian or a sub-custodian will place cash or high grade debt securities in a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of the obligation. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund's commitment with respect to the contract.

4.  FOREIGN EXCHANGE RATES
    The South African Government maintained a dual currency system of commercial rand and financial rand as part of its exchange control policy through March 12, 1995. The financial rand was the investment or repatriation currency for non-residents such as the Fund. Effectively, there was a finite pool of financial rand which was generated by the purchase and sale of investments in South Africa by non-residents. The Fund had translated its South African investments, related capital gains and cash arising from such activities into US dollars at the mid-market price of financial rand against the US dollar. The commercial rand was the official rate of exchange and was used for transactions of a current nature and for income flowing from investments, such as dividends, interest and royalties. The Fund has translated its other assets, liabilities, net investment income and cash resulting from such activities at the mid-market price of commercial rand against the US dollar. The financial rand historically traded at a discount to the commercial rand.

    Effective March 13, 1995, the South African Finance Ministry abolished the dual-currency system which had been in place since 1985. The measure eliminated the financial rand. The commercial rand prevails

THE NEW SOUTH AFRICA FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED) and is now known as the rand. Accordingly, beginning March 13, 1995, the Fund translates all of its assets, liabilities and transactions using the rand.

5.  INVESTMENT TRANSACTIONS
    For the period ended August 31, 1995, total purchases and sales of portfolio
    investments   excluding   short-term   securities,   were   $4,686,185   and
    $13,722,166, respectively.

6.  INVESTMENT ADVISER AND ADMINISTRATOR

    I) Fleming International Asset Management Limited provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Investment Adviser is paid a monthly advisory fee at an annual rate of 1.25% of the Fund's average weekly net assets.

    II) Bear Stearns Funds Management Inc. (the "Administrator"), an affiliate of Bear, Stearns & Co. Inc. ("Bear Stearns"), provides administrative services to the Fund under an Administration Agreement. The Administrator receives a fee that is computed monthly and paid quarterly at an annual rate of 0.15% of the Fund's average weekly net assets.

7.  TRANSACTIONS WITH AFFILIATES
    Robert Fleming Inc. and Robert Fleming & Co. Limited affiliates of the Investment Adviser, participated in the underwriting group as managers of the US and international offerings, respectively, of the Fund's common stock. Robert Fleming Inc. and Robert Fleming & Co. Limited received $134,218, in underwriting and management fees and $518,133 in selling concessions for the sale of 1,189,914 shares.

    Bear Stearns and Bear, Stearns International Limited ("BSIL"), participated in the Fund's underwriting group as managers of the U.S. and international offerings, respectively. Bear Stearns and BSIL received $406,594 in underwriting and management fees and $1,232,470 in selling concessions for the sale of 2,904,808 shares.

    For the six months ended August 31, 1995, the Fund paid approximately $60 in brokerage commissions to Stockbrokers Botswana Ltd., an affiliate of the Investment Adviser. In March 1995, Robert Fleming & Co Limited, an affiliate of the Investment Adviser,

THE NEW SOUTH AFRICA FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED) announced an agreement in principle to acquire a 50% interest in Martin & Co. Martin & Co. was not an affiliate of the Investment Adviser during the six months ended August 31, 1995 during which time the Fund paid Martin & Co. brokerage commissions totalling $19,473.

8.  CONCENTRATION OF RISK
    The South African and the Southern African regions securities markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the securities of many companies in South Africa or Southern African regions may be held by a limited number of persons, which may limit the number of securities available for investment by the Fund. The limited liquidity of South Africa and the Southern African region securities markets may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so.

    The Fund, subject to local investment limitations, may invest up to 10% of its assets in non-publicly traded equity securities which may involve a high degree of business and financial risk and may result in substantial losses. Because of the current absence of any liquid trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. At August 31, 1995, the Fund held no such securities. The Fund is permitted to engage in the trading of sovereign debt of South Africa or Southern African regions which involves a substantial degree of risk. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt. Sovereign debt in which the Fund invests is widely considered to have credit quality below investment grade as determined by US rating agencies. As a result, sovereign debt may be regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involves major risk exposure to adverse conditions.

THE NEW SOUTH AFRICA FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

9.  CAPITAL STOCK
    The authorized capital stock of the Fund is 200,000,000 shares of common stock, $0.001 par value. Of the 4,757,169 shares outstanding at August 31, 1995, Robert Fleming Inc., an affiliate of the Investment Adviser, owned 7,169 shares. In addition to the issuance of common stock to Robert Fleming Inc., a public offering of the Fund's shares by a group of underwriters resulted in the issuance of 4,750,000 shares of the Fund's common stock.

--------------------------------------------------------------
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
------------------------------------------------------------------------------

                                                                            NET REALIZED
                                                                           AND UNREALIZED
                                                                         GAINS (LOSSES) ON
                                                                            INVESTMENTS,
                                                                          FOREIGN CURRENCY
                                                                                                   NET INCREASE/
                                                        NET                 HOLDINGS AND                                MARKET
                             INVESTMENT              INVESTMENT           FOREIGN CURRENCY       (DECREASE) IN NET       PRICE
                               INCOME                  INCOME               TRANSACTIONS       ASSETS FROM OPERATIONS   ON NYSE
                       ----------------------  ----------------------  ----------------------  ----------------------  ---------
                         TOTAL                   TOTAL                   TOTAL                   TOTAL
QUARTER ENDED            (000)     PER SHARE     (000)     PER SHARE     (000)     PER SHARE     (000)     PER SHARE     HIGH
---------------------  ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------  ---------
May 31, 1995.........  $     857   $     0.18  $     431   $     0.09  $   9,161   $     1.93  $   9,592   $     2.02  $  15.000
August 31, 1995......        788         0.17        358         0.08      1,177         0.24      1,535         0.32     14.625
                       ---------      -----    ---------      -----    ---------      -----    ---------      -----
    Totals...........  $   1,645   $     0.35  $     789   $     0.17  $  10,338   $     2.17  $  11,127   $     2.34
                       ---------      -----    ---------      -----    ---------      -----    ---------      -----
                       ---------      -----    ---------      -----    ---------      -----    ---------      -----
May 31, 1994+........  $     375   $     0.08  $      48   $     0.01  $   3,261   $     0.69  $   3,309   $     0.70  $  15.000
August 31, 1994......      1,265         0.26        865         0.18      5,610         1.18      6,475         1.36     13.875
November 30, 1994....        942         0.20        516         0.11      7,599         1.60      8,115         1.71     15.000
February 28, 1995....        795         0.17        442         0.09     (4,514)       (0.96)    (4,072)       (0.87)    15.125
                       ---------      -----    ---------      -----    ---------      -----    ---------      -----
    Totals...........  $   3,377   $     0.71  $   1,871   $     0.39  $  11,956   $     2.51  $  13,827   $     2.90
                       ---------      -----    ---------      -----    ---------      -----    ---------      -----
                       ---------      -----    ---------      -----    ---------      -----    ---------      -----

QUARTER ENDED             LOW
---------------------  ---------
May 31, 1995.........  $  13.125
August 31, 1995......     13.875
    Totals...........
May 31, 1994+........  $  11.125
August 31, 1994......     12.125
November 30, 1994....     12.750
February 28, 1995....     12.125
    Totals...........

------------------------------

+For the period March 11, 1994 (commencement of operations) through May 31,
 1994.

THE NEW SOUTH AFRICA FUND INC.
RESULTS OF ANNUAL MEETING OF SHAREHOLDERS
On May 24, 1995, the Fund's Annual Meeting of Shareholders was held and the following matters were voted upon:

(1) To elect a director to the Board of Directors of the Fund.

NAME OF DIRECTOR    VOTES FOR   VOTES AGAINST  VOTES WITHHELD    NON-VOTES
-----------------  -----------  -------------  ---------------  -----------
Arnold Witkin        3,698,768       --               6,923       1,051,478

In addition to the director elected at the meeting, Iain O. S. Saunders, Anton Dirk Botha, Arthur Levy, and Dr. Nthato H. Motlana continue to serve as directors of the Fund.

(2) To ratify the selection of Price Waterhouse LLP as independent accountants for the year ending February 29, 1996.

                    VOTES FOR   VOTES AGAINST  VOTES WITHHELD    NON-VOTES
                   -----------  -------------  ---------------  -----------
                     3,692,278       11,511           1,902       1,051,478

(3)   To  ratify   the  Fund's   investment  advisory   agreement  with  Fleming
    International Asset Management Limited.

                    VOTES FOR   VOTES AGAINST  VOTES WITHHELD    NON-VOTES
                   -----------  -------------  ---------------  -----------
                     3,676,464       13,956          15,271       1,051,478

    THE NEW SOUTH AFRICA FUND INC.
    DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
--------------------------------------------------------

    1. Pursuant to The New South Africa Fund Inc. (the "Fund") Dividend Reinvestment and Cash Purchase Plan (the "Plan") each shareholder
        ("Shareholder") holding shares of common stock in the Fund will automatically be a participant in the Plan, unless PNC Bank, National Association, the Plan agent (the "Plan Agent"), is otherwise instructed by the Shareholder, in writing, to have all distributions, net of any applicable US withholding tax, paid in cash. Shareholders who do not wish to participate in the Plan will receive all distributions in cash paid by check mailed directly to the Shareholder by the Plan Agent. The Plan Agent will act as agent for individual Shareholders and will open an account for each Shareholder under the Plan in the same name as her or his present shares of common stock are registered.

    2. Whenever the directors of the Fund declare a capital gains distribution or an income dividend payable in shares of common stock or cash, participating Shareholders  will  take  such  distribution  or  dividend entirely in shares of common stock and the Plan Agent shall automatically receive such shares of common stock, including fractions, for the Shareholder's account, except in the circumstances described in paragraph 3 below.

    3. Whenever the market price per share of common stock equals or exceeds net asset value per share on the date the event described in paragraph 2 above occurs, participants will be issued shares of common stock at net asset value or, if the net asset value is less than 95% of the market price on the date the shares of common stock are valued, then participants will be issued shares valued at 95% of the market price. If net asset value per share of the common stock at such time exceeds the market price of common stock on the date such shares are valued, the Plan Agent, as agent for the participants, will buy shares of common stock on the open market, on the New York Stock Exchange (the "Exchange") or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund at net asset value. Additionally, if the market price exceeds the net asset value of shares before the Plan Agent has

    THE NEW SOUTH AFRICA FUND INC.
    DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (CONTINUED)
---------------------------------------------------------------------
        completed its purchases, the Plan Agent is permitted to cease purchasing shares and the Fund may issue the remaining shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In a case where the Plan Agent has terminated open market purchases and the Fund has issued the remaining shares, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues remaining shares. If the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as purchasing agent for the participants, buy shares of common stock in the open market, on the Exchange or elsewhere, for the participants' accounts on, or shortly after, the payment date. To the extent the Plan Agent is unable to do so and, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common stock, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common stock, resulting in the acquisition of fewer shares of common stock than if the dividend or capital gains distribution had been paid in common stock issued by the Fund. The Plan Agent will apply all cash received as a dividend or capital gains distribution to purchase shares of common stock on the open market as soon as practicable after the payment date of such dividend or capital gains distribution, but in no event later than 30 days after such date, except where necessary to comply with applicable provisions of the federal securities laws.

    4. Participants in the Plan may make additional cash payments to the Plan Agent, semi-annually, in any amount from $100 to $3,000, for investment in shares of common stock. The Plan Agent will use all funds received from participants to purchase shares in the open market on or about February 15 and August 15 of each year. Any voluntary cash payments received more than 30 days prior to these dates will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payments. Voluntary cash payments should be received by the Plan Agent approximately ten days before February 15 or August 15, as the case may

    THE NEW SOUTH AFRICA FUND INC.
    DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (CONTINUED)
---------------------------------------------------------------------
        be. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before the payment is to be invested.

    5. For all purposes of the Plan: (a) the market price of Fund shares of common stock on a particular date shall be the last sales price on the Exchange on the close of the previous trading day or, if there is no sale on the Exchange on that date, then the mean between the closing bid and asked quotations for such stock on the Exchange on such date, (b) the date shares of common stock are valued is the dividend or distribution payment date or, if that date is not an Exchange trading day, the next preceding trading day and (c) net asset value per share of common stock or a particular date shall be as determined by or on behalf of the Fund.

    6. The open-market purchases provided for above may be made on any securities exchange where the shares of common stock of the Fund are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Funds held by the Plan Agent uninvested will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase shares of common stock within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the shares of common stock of the Fund acquired for Shareholders' accounts.

    7. The Plan Agent will hold shares of common stock acquired pursuant to the Plan in noncertificated form in the participant's name. The Plan Agent will forward to the Shareholders any proxy solicitation material and will vote any shares of common stock so held for each of the Shareholders only in accordance with the proxy returned by her or him to the Fund. In the case of Shareholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners of such shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by such Shareholders as representing the total amount registered in the name of such Shareholders and held for the account of beneficial owners who

    THE NEW SOUTH AFRICA FUND INC.
    DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (CONTINUED)
---------------------------------------------------------------------
        participate in the Plan. Upon a Shareholder's written request, the Plan Agent will deliver to her or him, without charge, a certificate or certificates for the full shares of common stock.

    8. The Plan Agent will confirm in writing each acquisition made for the account of a Shareholder as soon as practicable, but not later than 60 days after the date thereof. Although a Shareholder may from time to time have an undivided fractional interest (computed to three decimal places) in a share of common stock of the Fund, no certificates for a fractional share will be issued. However, dividends and distributions on fractional shares of common stock will be credited to such Shareholder's account. In the event of termination of a Shareholder's account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the shares of common stock at the time of termination.

    9. Any stock dividends or split shares distributed by the Fund on shares of common stock held by the Plan Agent for a Shareholder will be credited to such Shareholder's account. In the event that the Fund makes available to Shareholders rights to purchase additional shares of common stock or other securities, the Plan Agent will sell such rights and apply the proceeds of the sale to the purchase of additional shares of common stock of the Fund for the account of such Shareholders.

    10. The Shareholders each will be charged a pro rata share of brokerage commissions on all open market purchases.

    11. Each Shareholder may terminate her or his account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice is received by the Plan Agent not less than 10 days prior to any dividend or distribution record date; otherwise such termination will be effective, with respect to any subsequent dividend or distributions, on the first trading day after the dividend or distribution paid for such record date shall have been credited to the Shareholder's account. The Plan may be terminated by the Plan Agent or the Fund as applied to any voluntary cash payments made and any dividend or distributions paid subsequent to notice of the terminations in writing mailed to the Shareholders at least 30 days prior to the relevant

    THE NEW SOUTH AFRICA FUND INC.
    DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (CONTINUED)
---------------------------------------------------------------------
        semi-annual voluntary payment date or to any record date for the payment of any dividend or distribution by the Fund. Upon any termination the Plan Agent will cause a certificate or certificates for the full shares held for each Shareholder under the Plan and cash adjustment for any fraction to be delivered to her or him.

    12. These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to the Shareholders appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by a Shareholder unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of such Shareholder's account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of a Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for Shareholders' accounts, all dividends and distributions payable on the share of common stock held in the Shareholders' name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

    13. The Plan Agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the accuracy of all services performed under its Plan and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due errors unless such error is caused by its negligence, bad faith or willful misconduct or that of its employees.

    14. All correspondence concerning the Plan should be directed to the Plan Agent, c/o PFPC Inc., 400 Bellevue Parkway, Wilimington, Delaware 19809 or by telephone at 1-800-852-4750.

THIS REPORT, INCLUDING THE FINANCIAL STATEMENTS HEREIN, IS TRANSMITTED TO THE SHAREHOLDERS OF THE NEW SOUTH AFRICA FUND INC. FOR THEIR INFORMATION. THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND
WITHOUT AUDIT BY THE FUND'S INDEPENDENT ACCOUNTANTS WHO DO NOT EXPRESS AN OPINION THEREON. THIS IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OF SHARES OF THE FUND OR ANY SECURITIES MENTIONED IN THIS REPORT.

NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940 THAT THE FUND MAY PURCHASE AT MARKET PRICES FROM TIME TO TIME SHARES OF ITS COMMON STOCK IN THE OPEN MARKET.

COMPARISONS BETWEEN CHANGES IN THE FUND'S NET ASSET VALUE PER SHARE AND CHANGES IN THE JOHANNESBURG STOCK EXCHANGE ALL-SHARE INDEX SHOULD BE CONSIDERED IN LIGHT OF THE FUND'S INVESTMENT POLICY AND OBJECTIVES, THE CHARACTERISTICS AND QUALITY OF THE FUND'S INVESTMENTS, THE SIZE OF THE FUND AND VARIATIONS IN THE US DOLLAR/RAND EXCHANGE RATE.

                       BEAR STEARNS FUNDS MANAGEMENT INC.
                Administrator for The New South Africa Fund Inc.
                                245 Park Avenue
                               New York, NY 10167
                            Telephone (212) 272-9027